Receivables and Other Assets - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 4,325,120	₩ 4,957,993
Other accounts receivable	164,827	143,592
Long-term non-trade receivable	8,738	2,619
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4,326,752	4,959,481
Other accounts receivable	166,138	144,685
Long-term non-trade receivable	8,738	2,643
Gross carrying amount [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4,323,465	4,958,591
Other accounts receivable	164,755	140,893
Long-term non-trade receivable	8,738	2,643
Gross carrying amount [member] | Past due [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,652	386
Other accounts receivable	488	2,298
Gross carrying amount [member] | Past due [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	631	417
Other accounts receivable	65	309
Gross carrying amount [member] | Past due [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		65
Other accounts receivable	208	640
Gross carrying amount [member] | Past due [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4	22
Other accounts receivable	622	545
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,632)	(1,488)
Other accounts receivable	(1,311)	(1,093)
Long-term non-trade receivable		(23)
Accumulated impairment [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,631)	(1,488)
Other accounts receivable	(905)	(669)
Long-term non-trade receivable		(23)
Accumulated impairment [member] | Past due [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1)
Other accounts receivable	(3)	(20)
Accumulated impairment [member] | Past due [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(1)
Accumulated impairment [member] | Past due [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(2)	(6)
Accumulated impairment [member] | Past due [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (400)	₩ (398)